STATEMENTS OF CHANGES IN STOCKHOLDERS' DEFICIT (DWAC) - USD ($)	Total	Common Stock [Member]	Accumulated Deficit	Digital World Acquisition Corp. [Member]	Digital World Acquisition Corp. [Member] Additional Paid-in Capital [Member]	Digital World Acquisition Corp. [Member] Accumulated Deficit	Digital World Acquisition Corp. [Member] Class A Common Stock Not Subject to Redemption [Member] Common Stock [Member]	Digital World Acquisition Corp. [Member] Class B Common Stock [Member] Common Stock [Member]
Beginning balance at Dec. 31, 2021				$ (10,571,968)	$ 0	$ (10,572,814)	$ 127	$ 719
Balance at the beginning (in shares) at Dec. 31, 2021							1,277,234	7,187,500
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	$ 50,523,700			(15,642,548)		(15,642,548)
Remeasurement of Class A common stock to redemption value				(5,760,092)		(5,760,092)
Ending balance at Dec. 31, 2022	(8,572,600)	$ 0	$ (8,572,600)	(31,974,608)	0	(31,975,454)	$ 127	$ 719
Balance at the end (in shares) at Dec. 31, 2022							1,277,234	7,187,500
Beginning balance at Mar. 31, 2022	(107,284,100)	0	(107,284,100)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	77,147,300	0	77,147,300
Ending balance at Jun. 30, 2022	(30,136,800)	0	(30,136,800)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	12,545,400	0	12,545,400
Ending balance at Sep. 30, 2022	(17,591,400)	0	(17,591,400)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	9,018,800	0	9,018,800
Ending balance at Dec. 31, 2022	(8,572,600)	0	(8,572,600)	(31,974,608)	0	(31,975,454)	$ 127	$ 719
Balance at the end (in shares) at Dec. 31, 2022							1,277,234	7,187,500
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(210,200)	0	(210,200)
Ending balance at Mar. 31, 2023	(8,782,800)	0	(8,782,800)
Beginning balance at Dec. 31, 2022	(8,572,600)	0	(8,572,600)	(31,974,608)	0	(31,975,454)	$ 127	$ 719
Balance at the beginning (in shares) at Dec. 31, 2022							1,277,234	7,187,500
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(58,189,200)			(21,890,641)		(21,890,641)
Surrender of shares				0		3		$ (3)
Surrender of shares (in shares)								(29,475)
Remeasurement of Class A common stock to redemption value				(10,000,857)		(10,000,857)
Ending balance at Dec. 31, 2023	(66,761,800)	0	(66,761,800)	(63,866,106)	0	(63,866,949)	$ 127	$ 716
Balance at the end (in shares) at Dec. 31, 2023							1,277,234	7,158,025
Beginning balance at Mar. 31, 2023	(8,782,800)	0	(8,782,800)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(22,768,100)	0	(22,768,100)
Ending balance at Jun. 30, 2023	(31,550,900)	0	(31,550,900)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(26,033,100)	0	(26,033,100)
Ending balance at Sep. 30, 2023	(57,584,000)	0	(57,584,000)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(9,177,800)	0	(9,177,800)
Ending balance at Dec. 31, 2023	$ (66,761,800)	$ 0	$ (66,761,800)	$ (63,866,106)	$ 0	$ (63,866,949)	$ 127	$ 716
Balance at the end (in shares) at Dec. 31, 2023							1,277,234	7,158,025